Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 100.0%

AUSTRALIA — 2.8%
Rio Tinto PLC	566,483	$52,554,733

BELGIUM — 1.0%
KBC Group NV	148,601	18,187,573

BRAZIL — 5.9%
B3 SA — Brasil Bolsa Balcao	12,616,500	44,816,664
MercadoLibre, Inc. *	23,643	40,879,220
Petroleo Brasileiro SA - Petrobras ADR	1,195,345	24,803,409
		110,499,293
CANADA — 3.8%
Constellation Software, Inc.	7,318	12,846,296
Lumine Group, Inc. *	578,665	9,218,041
Shopify, Inc., Class A *	145,214	17,225,285
Stella-Jones, Inc.	298,161	20,006,001
TFI International, Inc.	110,371	12,013,785
		71,309,408
CHILE — 1.7%
Lundin Mining Corp.	1,248,448	31,132,673

CHINA — 10.6%
Contemporary Amperex Technology Co., Ltd., Class A	377,300	22,389,959
Kweichow Moutai Co., Ltd., Class A	56,300	11,891,279
Midea Group Co., Ltd., Class A	2,604,400	29,096,647
PDD Holdings, Inc. ADR *	109,343	11,172,668
Ping An Insurance Group Co. of China Ltd., Class H	3,859,000	29,672,678
Silergy Corp.	1,168,000	10,644,763
Tencent Holdings Ltd.	1,006,700	63,494,966
Tencent Music Entertainment Group ADR	1,231,714	11,430,306
Zijin Mining Group Co., Ltd., Class H	1,798,000	8,088,301
		197,881,567
DENMARK — 3.6%
DSV A/S	176,293	42,576,216
Novonesis Novozymes B, B Shares	416,472	24,743,096
		67,319,312
FRANCE — 5.0%
Danone SA	373,213	29,822,382
Edenred	749,589	14,931,001
LVMH Moet Hennessy Louis Vuitton SE	27,559	15,065,117
Nexans SA	90,587	12,323,350
TotalEnergies SE	224,218	20,577,413
		92,719,263
GERMANY — 6.2%
BioNTech SE ADR *	82,416	7,325,134
Deutsche Boerse AG	172,936	50,660,804
Rational AG	17,644	12,944,529
SAP SE	103,667	17,673,424

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
Scout24 SE	343,681	$26,517,863
		115,121,754
HONG KONG — 2.1%
AIA Group Ltd.	3,539,400	39,327,434

INDIA — 2.3%
HDFC Bank Ltd.	3,670,852	28,753,953
ICICI Lombard General Insurance Co., Ltd.	816,256	14,872,715
		43,626,668
IRELAND — 1.7%
Kingspan Group PLC	362,112	30,964,158

ITALY — 4.0%
FinecoBank Banca Fineco SpA	1,368,994	30,458,375
Ryanair Holdings PLC ADR	549,239	31,746,014
Technoprobe SpA *	752,201	12,605,824
		74,810,213
JAPAN — 13.8%
Keyence Corp.	54,200	19,290,179
Money Forward, Inc. *	425,900	9,493,228
MonotaRO Co., Ltd.	1,084,500	11,755,459
Nihon M&A Center Holdings, Inc.	3,409,100	13,803,994
Nintendo Co., Ltd.	231,500	13,215,326
Nippon Paint Holdings Co., Ltd.	2,846,200	17,847,222
Recruit Holdings Co., Ltd.	272,400	11,868,460
Shimano, Inc.	162,500	16,965,466
SMC Corp.	55,000	21,631,407
SoftBank Group Corp.	817,800	19,913,226
Sony Financial Group, Inc.	9,872,600	9,043,838
Sony Group Corp.	1,661,600	34,632,291
Sumitomo Mitsui Trust Group, Inc.	848,700	27,036,731
Tokyo Electron Ltd.	70,100	17,416,412
Unicharm Corp.	2,341,100	13,726,055
		257,639,294
KAZAKHSTAN — 0.7%
Kaspi.KZ JSC ADR *	170,996	12,665,674

NETHERLANDS — 4.8%
Adyen NV *	17,276	17,290,692
ASML Holding NV	30,042	39,948,549
IMCD NV	218,041	22,817,108
Magnum Ice Cream Co. NV (The) *	673,264	9,882,656
		89,939,005
NORWAY — 0.7%
Salmar ASA	213,364	12,449,851

PANAMA — 0.7%
Copa Holdings SA, Class A	112,911	12,827,819

PERU — 1.1%
Credicorp Ltd.	57,439	19,482,160

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	7,738,600	$0
GMK Norilskiy Nickel PAO ADR *(b)	1	0
		0
SINGAPORE — 2.4%
Sea Ltd. ADR *	175,721	14,551,456
United Overseas Bank Ltd.	1,039,461	29,755,360
		44,306,816
SOUTH AFRICA — 1.9%
Discovery Ltd.	2,386,515	35,019,379

SOUTH KOREA — 4.1%
Samsung Electronics Co., Ltd.	652,060	76,265,845

SWEDEN — 2.7%
Atlas Copco AB, B Shares	1,495,436	23,377,051
MIPS AB	171,274	4,202,685
Skandinaviska Enskilda Banken AB, A Shares	1,227,023	22,674,033
		50,253,769
SWITZERLAND — 1.9%
Cie Financiere Richemont SA	86,523	15,277,032
Sandoz Group AG	252,442	19,779,054
		35,056,086
TAIWAN — 8.1%
MediaTek, Inc.	430,000	20,625,025
Taiwan Semiconductor Manufacturing Co., Ltd.	2,231,000	129,028,825
		149,653,850
UNITED KINGDOM — 1.1%
Unilever PLC	360,103	19,769,435

UNITED STATES — 5.3%
CRH PLC	286,697	29,994,388
Experian PLC	558,451	19,319,331
Roche Holding AG	90,434	36,091,382
Spotify Technology SA *	26,843	13,016,439
		98,421,540
Total Common Stocks
(cost $1,267,127,421)		1,859,204,572

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
WARRANT — 0.0%(a)

CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	$0

Total Warrant (cost $0)		0

TOTAL INVESTMENTS — 100.0% (cost $1,267,127,421)		$1,859,204,572
Other assets less liabilities — 0.0%		58,580
NET ASSETS — 100.0%		$1,859,263,152

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$418,236,985	$1,440,967,587	$0	$1,859,204,572
Warrant**	—	0	—	0
Total	$418,236,985	$1,440,967,587	$0	$1,859,204,572

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2026 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2026.

See previously submitted notes to the financial statements for the year ended December 31, 2025.